RELATED PARTY TRANSACTIONS - Vallon - 10-K (Details) - USD ($) $ in Thousands		1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2022	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory note					$ 0	$ 125
Convertible notes, converted, shares issued (in shares)		4,150,000
Vallon Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory note	$ 350						$ 0	$ 350
Vallon Pharmaceuticals, Inc. | Salmon Pharma, Affiliate of Medice and David Baker, CEO | Convertible Promissory Note Purchase Agreement
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory note	$ 350			$ 350
Convertible notes interest rate (as a percent)	7.00%			7.00%
Convertible notes, converted, shares issued (in shares)			54,906	54,906